Equity Method Investment, Net (Details) - Schedule of Obligation or Commitment to Provide Any Guarantee, Loan or Other Financial Support to the Limited Partnerships - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Obligation or Commitment to Provide Any Guarantee, Loan or Other Financial Support to the Limited Partnerships [Abstract]
Aggregated carrying amount (before impairment loss) of the limited partnerships opening balance		¥ 454,803
Maximum amount of additional Capital commitment beginning balance		300,019
Maximum exposures to the losses of the limited partnerships beginning balance		¥ 754,822
Aggregated carrying amount (before impairment loss) of the limited partnerships ending balance	¥ 410,928
Maximum amount of additional Capital commitment ending balance	278,012
Maximum exposures to the losses of the limited partnerships ending balance	¥ 688,940